Cash, Cash Equivalents and Investments - Contractual Maturities of Available-for-Sale Investments (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015
Cash and Cash Equivalents [Abstract]
Due in one year or less, Cost Basis	$ 2,124
Due in one to five years, Cost Basis	213
Due after five years, Cost Basis	94
No fixed maturity date, Cost Basis	1
Total, Cost Basis	2,432
Due in one year or less, Fair Value	2,125
Due in one to five years, Fair Value	213
Due after five years, Fair Value	96
No fixed maturity date, Fair Value	1
Total, Fair value	$ 2,435